Remuneration of Key Management Personnel (Tables)	12 Months Ended
Dec. 31, 2019
Remuneration of Key Management Personnel [Abstract]
Schedule of remuneration of key management personnel
Year ended December 31,
$'000	2019			2018			2017
	Directors fees	Bonus	Salary	Directors fees	Bonus	Salary	Directors fees	Salary

W Simon	48	-	-	51	-	-	49	-
G. Cerrone (1)	102	182	-	124	-	-	86	-
R. Dalla-Favera	3	-	-	26	-	-	26	-
K. Shailubhai (2)	-	210	600	-	105	300	10	286
	153	392	600	201	105	300	171	286

(1)	Gabriele Cerrone's bonus covers the period June 9, 2016 to December 31, 2019

(2)	Kunwar Shailubhai became an employee of the company on May 24, 2017, at which point he ceased to be a non-executive director.

Schedule of share options were granted to directors
	Year ended December 31,
	2019	2018	2017
	Number of options	Number of options	Number of options

G. Cerrone	-	550,000	-
K. Shailubhai	-	6,500,000	400,000
L. Zanbeletti	-	550,000
	-	7,600,000	400,000